EQUITY (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended							12 Months Ended							1 Months Ended					12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended		9 Months Ended	12 Months Ended	1 Months Ended		6 Months Ended			1 Months Ended		1 Months Ended				1 Months Ended				9 Months Ended	12 Months Ended
	Aug. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Jun. 11, 2014	Dec. 12, 2013	Mar. 26, 2013	Jan. 31, 2013	Jan. 31, 2012	Dec. 31, 2013 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2013 Employees [Member]	Dec. 31, 2012 Employees [Member]	Dec. 31, 2013 Non Employees [Member]	Dec. 31, 2012 Non Employees [Member]	Mar. 22, 2012 Non Employees [Member]	Mar. 31, 2013 First Reverse Stock Split [Member]	Mar. 31, 2013 Second Reverse Stock Split [Member]	Mar. 31, 2013 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Aug. 19, 2013 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]		Dec. 12, 2013 Common Stock [Member]	Aug. 19, 2013 Warrant [Member]	Dec. 31, 2013 Warrant [Member]	Mar. 28, 2012 Warrant 1 [Member] Non Employees [Member]	Dec. 31, 2013 2011 Convertible Note [Member]	Jan. 16, 2013 2011 Convertible Note [Member] Minimum [Member]	Jan. 16, 2013 2011 Convertible Note [Member] Maximum [Member]	Jun. 30, 2011 MB Technology Holdings LLC [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member]	Dec. 31, 2011 MB Technology Holdings LLC [Member]	Sep. 30, 2013 MB Technology Holdings LLC [Member]	Aug. 31, 2013 MB Technology Holdings LLC [Member] Common Stock [Member]	Mar. 31, 2013 MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Sep. 30, 2013 MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Dec. 31, 2013 MB Technology Holdings LLC [Member] 2011 Convertible Note [Member]	Aug. 31, 2013 IPO [Member]	Jul. 31, 2013 IPO [Member]	Jun. 30, 2014 IPO [Member]	Jun. 11, 2014 IPO [Member]	Apr. 22, 2014 IPO [Member]	Jul. 31, 2013 IPO [Member] Non Employees [Member]	Aug. 31, 2013 IPO [Member] Minimum [Member]	Aug. 31, 2013 IPO [Member] MB Technology Holdings LLC [Member]	Nov. 19, 2013 Secondary Offer [Member] Non Employees [Member]	Nov. 30, 2013 Secondary Offer [Member] Non Employees [Member]	Dec. 31, 2013 Convertibles and Bonds with Warrants Attached [Member]	Aug. 31, 2013 Bridge Loan [Member]	Aug. 22, 2013 Bridge Loan [Member]	Jul. 31, 2013 Bridge Loan [Member]	Jul. 19, 2013 Bridge Loan [Member]	Sep. 30, 2013 Bridge Loan [Member] Convertibles and Bonds with Warrants Attached [Member]	Dec. 31, 2013 Bridge Loan [Member] Convertibles and Bonds with Warrants Attached [Member]	Dec. 31, 2013 February 2011 Convertible Loan [Member]
Class of Warrant or Right [Line Items]
Long-term Debt, Gross																																																						$ 42,857						$ 350
Debt Discount Recorded On Bridge Loan							401,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period (in shares)							142,857																										142,857
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)							$ 8.75			$ 35.00
Issuance of stock for inducement of 2011 Convertible note payable							0	400,000																		0	0	[1]																	1,337,792,000
Share Price							$ 5.50																																				$ 5.50		$ 0.00001												$ 5.50				$ 5.50
Number Of Warrants Issued																																													668,896
Number Of Shares To Be Issued Upon Conversion Of Warrants	100,334																																				42,857								668,896				40,134				171,450		1,093,778
Stock Issue Price																									$ 5.50																			$ 5.50	$ 5.50
Warrant Issue Price																									$ 0.01																				$ 0.01
Payments of Stock Issuance Costs																																													6,750,673
Exercise Price Of Warrant	$ 6.87						$ 0.35																		$ 6.87															$ 6.87					$ 6.87				$ 6.87						$ 6.87					$ 0.35
Warrant Expiry Period	5 years																																										5 years						5 years			5 years			5 years
Underwriters Discounts																									1,027,349
Debt Conversion, Converted Instrument, Shares Issued							34,749																										142,857								1,127,819		1,599,453								2,187,529
Stock To be Issued Upon Conversion Of Warrant						1,363,636																															42,857						1,363,636
Debt Conversion Converted Instrument Exercise Price																																											$ 6.87
Debt Instrument, Convertible, Conversion Price							$ 13.30																										$ 26.25	$ 13.30	$ 26.25		$ 13.30		$ 13.30			$ 13.30	$ 13.30							$ 5.225						$ 5.225		$ 5.225			$ 13.30
Debt Conversion Converted Instrument Stock Options Issued						571,428																																				571,428	571,428																28,727		571,428
Number of Options, Exercised							93,805							238	422										200,668	857,250	660			100,334
Other Expenses, Total						10,100,000	10,068,000	0
Fair value of Common Stock Issued During Period						7,800,000
Fair value of Warrants Issued During Period						1,800,000
Increase Decrease In Fair value Of Stock Option						500,000
Stockholders Equity, Reverse Stock Split							5,715,000														1-for-25	1-for-1.4	2-to-1	50-to-1
Common Stock, Par or Stated Value Per Share		$ 0.00001		$ 0.00001			$ 0.00001	$ 0.00001			$ 0.00001		$ 0.01																																			$ 0.00001
Common Stock, Shares Authorized		100,000,000		100,000,000			300,000,000	250,000,000	100,000,000			300,000,000	250,000,000																																		300,000,000
Stock To Be Issued Upon Conversion of Warrants																																											1,363,636
Shares Issued, Price Per Share							$ 1.75																						$ 1.75									$ 8.75
Proceeds from Issuance of Warrants							1,000	0																							9,146,888
Exercise Price of Warrants							$ 2.1875
Stock Issued During Period, Shares Secondary Public Offering Exercise Of Over Allotment																										255,000
Proceeds from Issuance of Common Stock				8,816,000	0		17,340,000	400,000																		415,013										3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value							$ 1.99	$ 15.75
Share-based Compensation, Total		148,000	201,000	361,000	336,000		796,000	554,000								421,000	371,000	375,000	183,000													143,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total							1,200,000	1,600,000
Proceeds from Stock Options Exercised							0	2,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value							0	5,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value							0	996,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value							846,000	619,000
Warrants Issued During Period Number Of Warrants																				43,446												8,571
Percentage of Shares Offered to Public																										15.00%
Stock Issued During Period, Shares, New Issues																										159,330	11,428											342,857								5,265,000
Proceeds from Issuance Initial Public Offering				$ 8,815,655
Sale of Stock, Price Per Share																																																$ 1.90

[1]	Less than $1